Income Taxes	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
INCOME TAXES

NOTE 16 – INCOME TAXES

The entities within the Company file separate tax returns in the respective tax jurisdictions in which they operate.

Cayman Islands

HiTek Global was a tax-exempt entity incorporated in Cayman Islands.

Hong Kong

Hitek HK was incorporated in Hong Kong and does not conduct any substantial operations. No provision for Hong Kong profits tax has been made in the consolidated financial statements as Hitek HK Limited has no assessable profits for the six months ended June 30, 2026 and 2025.

PRC

The Company’s PRC operating subsidiary and VIEs, being incorporated in the PRC, are governed by the income tax law of the PRC and are subject to PRC enterprise income tax (“EIT”). The EIT rate of PRC is 25%, which applies to both domestic and foreign invested enterprises. From January 1, 2022 to December 31, 2024, if a small profit-making enterprise had annual taxable income less than or equal to RMB 1 million, only 12.5% of its annual taxable income will be subject to income tax at a reduced rate of 20%; for those with annual taxable income more than RMB 1 million but did not exceed RMB 3 million, 25% of their annual taxable income will be subject to income tax at a reduced rate of 20%. In March 2023, on the basis of the previous preferential policy, State Administration of Taxation and Ministry of Finance issued a notice stating that, from January 1, 2023 to December 31, 2024, for those with annual taxable income less than or equal to RMB 1 million, 25% of their annual taxable income will be subject to income tax at the same reduced rate of 20%. In August 2023, State Administration of Taxation and Ministry of Finance issued a notice stating that the above preferential policies were extended to December 31, 2027.

The Company’s loss before income taxes includes the following for the six months ended June 30.

	2026	2025
	(Unaudited)	(Unaudited)
Non-PRC operations	$(809,587)	$(445,352)
PRC operations	(665,341)	(571,639)
Total loss before income taxes	$(1,474,928)	$(1,016,991)

Income tax expense was comprised of the following for the six months ended June 30.

	2026	2025
	(Unaudited)	(Unaudited)
Current tax expense	$389	$-
Deferred tax benefit	(105,252)	(100,882)
Total income tax benefit	$(104,863)	$(100,882)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount at June 30, 2026 and December 31, 2025 as follows.

	June 30, 2026	December 31, 2025
	(Unaudited)
Deferred tax assets
Net operating loss	$123,134	$60,681
Deferred revenue	15,417	17,230
Unbilled cost	475,467	461,325
Unbilled interest	39,462	38,288
Depreciation	11,486	9,373
Software amortization	323,096	287,015
Allowance for expected credit losses	367,413	232,109
Inventories obsolescence	(6,198)	(6,509)
Unrealized losses on trading securities	2,283	1,787
Accrued bonus	46,992	45,595
Other	50,231	48,569
Total deferred tax assets	1,448,783	1,195,463
Valuation allowance	(76,599)	(15,529)
Total deferred tax assets, net	1,372,184	1,179,934
Deferred tax liabilities
Unbilled revenue	(2,344,731)	(2,264,589)
Unbilled interest income	(459,596)	(420,187)
Deferred government subsidy	(43,590)	(42,293)
Unrealized gain on short-term investment	(79,545)	(60,877)
Other	(3,864)	(8,041)
Total deferred tax liabilities	(2,931,326)	(2,795,987)
Deferred tax liabilities, net	$(1,559,142)	$(1,616,053)

Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates for the six months ended June 30.

	2026		2025
	(Unaudited)		(Unaudited)
Loss before income taxes	$(1,474,928)		$(1,016,991)
Statutory tax rate of 25%	(368,732)	25.0%	(254,248)	25.0%
Reconciling items:
Tax effect of non-deductible expense	618	-%	570	(0.1)%
Tax effect of PRC preferential tax rates	1,176	(0.1)%	1,293	(0.1)%
Effect of non-PRC entities not subject to PRC tax	202,164	(13.7)%	111,338	(10.9)%
Others	59,911	(4.1)%	40,165	(3.9)%
Income tax benefit	$(104,863)	7.1%	$(100,882)	10.0%

Uncertain Tax Positions

The Company had no significant unrecognized uncertain tax positions or unrecognized liabilities, interest or penalties associated with unrecognized tax benefit for the six months ended June 30, 2026 and 2025.